Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Shares subscription receivable HKD ($)	Shares subscription receivable USD ($)	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	(Accumulated losses) Retained Earnings HKD ($)	(Accumulated losses) Retained Earnings USD ($)	HKD ($)	USD ($)
Balance at Jun. 30, 2023						$ 7,766		$ (7,666)				$ 11,558,487		$ 11,558,587
Balance (in Shares) at Jun. 30, 2023 | shares	[1]					1,600,000	1,600,000
Net Income (Loss)												2,595,504		2,595,504
Balance at Jun. 30, 2024						$ 7,766		(7,666)				14,153,991		14,154,091
Balance (in Shares) at Jun. 30, 2024 | shares	[1]					1,600,000	1,600,000
Issuance of Ordinary shares, net of offering expenses						$ 1,119		7,666		54,979,300				54,988,085
Issuance of Ordinary shares, net of offering expenses (in Shares) | shares	[1]					230,000	230,000
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares		$ 6,633		$ 2,252		$ (8,885)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares) | shares	[1]	1,366,000	1,366,000	464,000	464,000	(1,830,000)	(1,830,000)
Net Income (Loss)												(5,838,255)		(5,838,255)
Balance at Jun. 30, 2025		$ 6,633		$ 2,252						54,979,300		8,315,736		63,303,921
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	1,366,000	1,366,000	464,000	464,000
Net Income (Loss)												(15,995,913)		(15,995,913)	$ (2,039,774)
Issuance of Class A ordinary shares under Global Engine Group Holding Limited 2025 Equity Incentive Plan		$ 1,175								7,090,446				7,091,621
Issuance of Class A ordinary shares under Global Engine Group Holding Limited 2025 Equity Incentive Plan (in Shares) | shares	[1]	240,000	240,000
Balance at Jun. 30, 2026		$ 7,808	$ 996	$ 2,252	$ 287					$ 62,069,746	$ 7,915,040	$ (7,680,177)	$ (979,364)	$ 54,399,629	$ 6,936,959
Balance (in Shares) at Jun. 30, 2026 | shares	[1]	1,606,000	1,606,000	464,000	464,000

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026